UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: 950 Third Avenue, 28th Floor
         New York, NY  10022

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     212 -752-6255

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     New York, NY     August 09, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $127,514 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1076    26405 SH       SOLE                    26405        0        0
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     1494    44000 SH       SOLE                    44000        0        0
AMGEN INC                      COM              031162100     1894    34700 SH       SOLE                    34700        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     4762   170500 SH       SOLE                   170500        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1067      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105    10288   215772 SH       SOLE                   215772        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    13807   322600 SH       SOLE                   322600        0        0
CISCO SYS INC                  COM              17275R102     5889   248500 SH       SOLE                   248500        0        0
COCA COLA CO                   COM              191216100      378     7487 SH       SOLE                     7487        0        0
ELAN PLC                       ADR              284131208     4094   165500 SH       SOLE                   165500        0        0
EXXON MOBIL CORP               COM              30231G102      213     4804 SH       SOLE                     4804        0        0
FOREST LABS INC                COM              345838106     3601    63580 SH       SOLE                    63580        0        0
GENERAL ELEC CO                COM              369604103     1376    42470 SH       SOLE                    42470        0        0
IMCLONE SYS INC                COM              45245W109      256     2985 SH       SOLE                     2985        0        0
J P MORGAN CHASE & CO          COM              46625H100     3514    90625 SH       SOLE                    90625        0        0
JOHNSON & JOHNSON              COM              478160104    15528   278785 SH       SOLE                   278785        0        0
MASSEY ENERGY CORP             COM              576206106     1255    44500 SH       SOLE                    44500        0        0
MERCK & CO INC                 COM              589331107      580    12200 SH       SOLE                    12200        0        0
MICROSOFT CORP                 COM              594918104     2259    79084 SH       SOLE                    79084        0        0
MYLAN LABS INC                 COM              628530107     2952   145800 SH       SOLE                   145800        0        0
ONLINE RES CORP                COM              68273G101     6817  1002553 SH       SOLE                  1002553        0        0
PAYCHEX INC                    COM              704326107      484    14300 SH       SOLE                    14300        0        0
PFIZER INC                     COM              717081103     1243    36267 SH       SOLE                    36267        0        0
PIMCO FDS PAC INVT MG          MUTUAL           693390445      935    87862 SH       SOLE                    87862        0        0
SANOFI-SYNTHELABO              SPONSORED ADR    80105N105     6708   209700 SH       SOLE                   209700        0        0
SCHERING PLOUGH CORP           COM              806605101     6655   360100 SH       SOLE                   360100        0        0
SCHLUMBERGER LTD               COM              806857108     3847    60570 SH       SOLE                    60570        0        0
ST JUDE MED INC                COM              790849103     4622    61100 SH       SOLE                    61100        0        0
SYNOVIS LIFE TECHNOLOGIES IN   COM              87162G105      859    79900 SH       SOLE                    79900        0        0
TRIBUNE CO NEW                 COM              896047107     4663   102384 SH       SOLE                   102384        0        0
ZIMMER HLDGS INC               COM              98956P102    14398   163240 SH       SOLE                   163240        0        0